Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 27, 2021
Two thousand twenty [Member] | Non adjusting event [Member]
SharebasedCompensation [Line Items]
Share based payment arrangements shares available for issuance		30,800,000
Two thousand eighteen plan equity incentive agreement [Member]
SharebasedCompensation [Line Items]
Number of share subject to vesting and other terms	1,058,275
Proceeds from exercise of options	$ 4.0
Interest rate	8.00%
Purchase price paid	$ 1.5
Two thousand nine stock option agreement [Member]
SharebasedCompensation [Line Items]
Number of ordinary shares exercisable after a vesting period	500,000
Exercise price per share	$ 1.95304